Filed under Rule 497(e)

Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statutory Prospectus dated May 1, 2013

The following change is effective January 1, 2014:

Davis Venture Value Portfolio (the “Portfolio”). In the Portfolio Summary, in the Investment Adviser section and under the section titled “Portfolio Manager,” with respect to Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), the portfolio management disclosure pertaining to Mr. Kenneth C. Feinberg is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Danton Goei	2014	Portfolio Manager

In addition, under the Management section, under Information about the Investment Adviser’s Management of Certain Portfolios, all references to Mr. Feinberg with respect to the Portfolio are deleted in their entirety and replaced with the following:

The Davis Venture Value Portfolio is co-managed by Christopher C. Davis and Danton Goei. Mr. Davis has been employed by Davis since 1989 as a Research Analyst, Assistant Portfolio Manager, Co-Portfolio Manager, and Portfolio Manager. Mr. Goei joined Davis in 1998 as a Research Analyst and also manages other equity funds advised by Davis.

Please retain this supplement for future reference.

Date: January 2, 2014

Versions: Class1 Version A; Class 1 & 3 Version C1; and Combined Master

Filed under Rule 497(e)

Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statement of

Additional Information dated May 1, 2013

Effective January 1, 2014, Danton Goei will serve as a portfolio manager of the Davis Venture Value Portfolio, replacing Kenneth C. Feinberg. Accordingly, under Portfolio Managers, in the section Other Accounts with regard to Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), information pertaining to Mr. Feinberg is hereby deleted in its entirety and replaced with the following:

		(As of November 30, 2013)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in $millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Davis	Goei, Danton	12	3,763	9	200.4	53	458.04

Under Portfolio Managers, in the section Compensation and in the sub-section Davis, the sentence “Mr. Feinberg’s and Mr. Spears’ compensation consists of all four compensation components. Christopher Davis’ and Andrew Davis’ compensation consists of a base salary” shall be replaced with “Mr. Goei’s and Mr. Spears’ compensation consists of all four compensation components. Christopher Davis’ and Andrew Davis’ compensation consists of a base salary.”

Please retain this supplement for future reference.

Date: January 2, 2014